Quarterly Holdings Report
for

Fidelity® Low-Priced Stock K6 Fund

April 30, 2021

LPSK6-QTLY-0621
1.9883997.103

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.1%
	Shares	Value
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	2,636	$152,334
Interactive Media & Services - 0.1%
Dip Corp.	24,518	677,504
QuinStreet, Inc. (a)	25,997	526,959
XLMedia PLC (a)	268,040	190,641
ZIGExN Co. Ltd.	54,118	197,576
		1,592,680
Media - 1.5%
AMC Networks, Inc. Class A (a)(b)	33,496	1,684,179
Comcast Corp. Class A	130,298	7,316,233
Corus Entertainment, Inc. Class B (non-vtg.)	49,446	236,539
Discovery Communications, Inc.:
Class A (a)(b)	145,589	5,482,882
Class C (non-vtg.) (a)	310,153	10,021,043
Gray Television, Inc.	28,620	581,558
Hyundai HCN	211,755	859,684
Intage Holdings, Inc.	244,992	2,992,628
Legs Co. Ltd.	1,400	29,325
MSG Network, Inc. Class A (a)	45,058	715,070
Nexstar Broadcasting Group, Inc. Class A	2,261	333,294
Nordic Entertainment Group AB (B Shares)	56	2,600
Pico Far East Holdings Ltd.	1,820,216	321,032
Proto Corp.	14,723	156,539
Reach PLC	503	1,528
RKB Mainichi Broadcasting Corp.	2,889	161,513
Saga Communications, Inc. Class A	35,206	793,191
Sky Network Television Ltd. (a)	1,984,879	241,465
TechTarget, Inc. (a)	12,227	937,811
Tegna, Inc.	85,733	1,719,804
The New York Times Co. Class A	11,674	530,116
TOW Co. Ltd.	271,035	783,668
Trenders, Inc.	4,700	27,523
TVA Group, Inc. Class B (non-vtg.) (a)	211,218	463,970
ViacomCBS, Inc. Class B	107,117	4,393,939
WOWOW INC.	16,509	401,811
		41,188,945
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	64	2,899

TOTAL COMMUNICATION SERVICES		42,936,858

CONSUMER DISCRETIONARY - 22.0%
Auto Components - 1.4%
Adient PLC (a)	131,840	6,109,466
ASTI Corp.	14,778	293,424
Cooper-Standard Holding, Inc. (a)	60,853	1,767,171
DaikyoNishikawa Corp.	19,719	135,862
ElringKlinger AG (a)	45,302	786,465
G-Tekt Corp.	11,865	151,230
Gentex Corp.	136,139	4,789,370
GUD Holdings Ltd.	18,001	185,125
Hi-Lex Corp.	114,926	1,752,966
Lear Corp.	47,293	8,694,345
Linamar Corp.	20,433	1,197,404
Motonic Corp.	152,681	1,740,783
Murakami Corp.	68,221	1,969,414
Nippon Seiki Co. Ltd.	222,219	2,441,989
Piolax, Inc.	152,682	2,081,583
Plastic Omnium SA	2,800	94,122
Samsung Climate Control Co. Ltd.	28,201	331,619
SJM Co. Ltd.	50	190
SNT Holdings Co. Ltd.	68,802	1,125,905
Strattec Security Corp. (a)	25,443	1,116,948
Sungwoo Hitech Co. Ltd.	164,030	827,279
TBK Co. Ltd.	56,730	214,379
Yachiyo Industry Co. Ltd. (a)	66,369	394,728
Yutaka Giken Co. Ltd.	75,560	1,279,037
		39,480,804
Automobiles - 0.0%
Isuzu Motors Ltd.	24,778	250,750
Kabe Husvagnar AB (B Shares)	20,477	549,082
		799,832
Distributors - 0.1%
Arata Corp.	6,792	275,931
Central Automotive Products Ltd.	4,657	123,786
LKQ Corp. (a)	8,831	412,496
Nakayamafuku Co. Ltd.	40,608	178,350
PALTAC Corp.	2,673	139,165
SPK Corp.	40,860	486,028
Uni-Select, Inc.	98,995	1,096,947
		2,712,703
Diversified Consumer Services - 0.1%
Clip Corp.	16,147	124,844
Cross-Harbour Holdings Ltd.	187,060	317,877
JP-Holdings, Inc.	2,400	6,799
Step Co. Ltd.	65,846	976,032
YDUQS Participacoes SA	52,100	280,639
		1,706,191
Hotels, Restaurants & Leisure - 0.2%
Ark Restaurants Corp. (b)	6,681	135,624
Curves Holdings Co. Ltd.	20,237	152,393
Everi Holdings, Inc. (a)	12,490	220,823
Flanigans Enterprises, Inc. (a)	7,123	172,733
Hiday Hidaka Corp.	95,837	1,467,940
Ibersol SGPS SA (a)	71,401	547,671
J.D. Weatherspoon PLC (a)	14,326	264,327
Koshidaka Holdings Co. Ltd.	20,237	102,213
Ruth's Hospitality Group, Inc. (a)	10,358	270,447
Sportscene Group, Inc. Class A (a)	40,620	170,193
The Monogatari Corp.	7,808	527,963
The Restaurant Group PLC (a)	1,403,975	2,326,752
		6,359,079
Household Durables - 5.0%
Barratt Developments PLC	4,736,481	50,498,968
Bellway PLC	287,966	14,364,759
D.R. Horton, Inc.	76,469	7,516,138
Dorel Industries, Inc. Class B (sub. vtg.) (a)	125,320	1,258,145
Emak SpA	325,028	543,163
First Juken Co. Ltd.	86,118	993,639
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	199,800	1,849,080
Hamilton Beach Brands Holding Co.:
Class A	19,420	378,690
Class B (a)	2,326	45,357
Helen of Troy Ltd. (a)	61,156	12,916,759
Henry Boot PLC	157,758	598,058
Lennar Corp. Class A	4,820	499,352
M/I Homes, Inc. (a)	65,935	4,596,988
Mohawk Industries, Inc. (a)	133,579	27,450,485
Open House Co. Ltd.	2,033	84,546
Pressance Corp.	33,611	494,524
Q.E.P. Co., Inc.	1,523	45,081
Sanei Architecture Planning Co. Ltd.	74,223	1,311,416
Taylor Morrison Home Corp. (a)	159,565	4,980,024
Tempur Sealy International, Inc.	18,786	716,498
Token Corp.	50,673	4,525,286
Toll Brothers, Inc.	4,036	253,057
TopBuild Corp. (a)	1,430	318,003
TRI Pointe Homes, Inc. (a)	50,559	1,204,315
Whirlpool Corp.	963	227,701
ZAGG, Inc. rights (a)(c)	384	35
		137,670,067
Internet & Direct Marketing Retail - 0.2%
Aucnet, Inc.	11,451	135,895
Belluna Co. Ltd.	489,113	5,186,952
Ci Medical Co. Ltd.	4,363	277,054
Dustin Group AB (d)	23,799	297,152
Qurate Retail, Inc. Series A	21,700	258,230
Secoo Holding Ltd. ADR (a)	427	1,046
		6,156,329
Leisure Products - 0.0%
Mars Group Holdings Corp.	33,847	488,086
Miroku Corp.	10,393	161,092
		649,178
Multiline Retail - 3.0%
Big Lots, Inc. (b)	95,405	6,577,221
Lifestyle China Group Ltd. (a)	1,487,709	248,981
Lifestyle International Holdings Ltd. (a)	1,590,136	1,291,720
Max Stock Ltd.	2,000	6,927
Next PLC (a)	700,645	75,494,163
Ryohin Keikaku Co. Ltd.	10	210
		83,619,222
Specialty Retail - 10.2%
AT-Group Co. Ltd.	83,886	1,280,280
AutoNation, Inc. (a)	6,092	624,308
AutoZone, Inc. (a)	48,396	70,857,552
Bed Bath & Beyond, Inc.	857,090	21,701,519
Best Buy Co., Inc.	193,629	22,513,244
BMTC Group, Inc.	239,798	2,879,566
Bonia Corp. Bhd	54	12
Buffalo Co. Ltd.	5,894	66,064
Burlington Stores, Inc. (a)	1,504	490,800
CRG, Inc. Bhd	200	7
Delek Automotive Systems Ltd.	36,791	456,100
Dick's Sporting Goods, Inc.	5,787	477,890
Foot Locker, Inc.	270,569	15,958,160
Genesco, Inc. (a)	49,763	2,488,150
Goldlion Holdings Ltd.	1,713,882	405,979
Guess?, Inc.	237,814	6,430,491
Hibbett Sports, Inc. (a)	899	71,426
Hour Glass Ltd.	1,141,545	810,641
IA Group Corp.	7,146	241,927
JD Sports Fashion PLC (a)	505,921	6,416,881
Jumbo SA	603,748	11,287,061
K's Holdings Corp.	82,272	1,123,910
Ku Holdings Co. Ltd.	66,577	591,511
Leon's Furniture Ltd.	24,427	437,804
Maisons du Monde SA (d)	11,484	279,170
Mr. Bricolage SA (a)	52,929	600,704
Nafco Co. Ltd.	119,141	2,409,201
Nextage Co. Ltd.	1,700	26,925
Ross Stores, Inc.	569,698	74,596,256
Sally Beauty Holdings, Inc. (a)	522,715	10,490,890
T-Gaia Corp.	22	377
The Buckle, Inc.	313,939	13,166,602
Urban Outfitters, Inc. (a)	149,798	5,377,748
USS Co. Ltd.	159,000	2,882,048
WH Smith PLC (a)	6,210	155,189
Williams-Sonoma, Inc.	16,032	2,737,464
		280,333,857
Textiles, Apparel & Luxury Goods - 1.8%
Best Pacific International Holdings Ltd.	436,288	127,498
Capri Holdings Ltd. (a)	213,730	11,772,248
Deckers Outdoor Corp. (a)	2,388	807,622
Embry Holdings Ltd.	130,540	22,855
Fossil Group, Inc. (a)	296,251	3,821,638
G-III Apparel Group Ltd. (a)	64,379	2,091,674
Gildan Activewear, Inc.	594,591	20,636,417
Handsome Co. Ltd.	89,900	3,493,003
JLM Couture, Inc. (a)(c)	9,868	25,953
McRae Industries, Inc.	1,715	46,305
Movado Group, Inc.	24,194	758,966
Samsonite International SA (a)(d)	157,142	291,717
Steven Madden Ltd.	3,963	161,175
Sun Hing Vision Group Holdings Ltd. (a)	1,217,341	211,568
Tapestry, Inc.	42,421	2,029,845
Ted Baker PLC (a)	337,372	765,519
Texwinca Holdings Ltd.	3,624,003	830,450
Victory City International Holdings Ltd. (a)(c)	4,501,799	168,069
Youngone Corp.	27,264	1,070,295
Youngone Holdings Co. Ltd.	19	810
Yue Yuen Industrial (Holdings) Ltd.	111,179	279,101
		49,412,728

TOTAL CONSUMER DISCRETIONARY		608,899,990

CONSUMER STAPLES - 10.2%
Beverages - 2.1%
A.G. Barr PLC (a)	219,047	1,536,775
Britvic PLC	506,489	6,172,970
Jinro Distillers Co. Ltd.	1,990	56,856
Monster Beverage Corp. (a)	515,569	50,035,971
Olvi PLC (A Shares)	3,511	222,452
Spritzer Bhd	383,900	207,159
Stock Spirits Group PLC	813	3,065
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	248,255	496,654
		58,731,902
Food & Staples Retailing - 6.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	3,800	129,104
Amsterdam Commodities NV	10,533	261,497
Aoki Super Co. Ltd.	8,712	223,599
Belc Co. Ltd.	129,934	6,883,684
BJ's Wholesale Club Holdings, Inc. (a)	11,570	516,832
Corporativo Fragua S.A.B. de CV	1,042	14,609
Cosmos Pharmaceutical Corp.	132,429	19,011,904
Create SD Holdings Co. Ltd.	323,618	9,816,028
Daikokutenbussan Co. Ltd.	27,530	2,055,493
G-7 Holdings, Inc.	10,585	282,615
Genky DrugStores Co. Ltd.	53,205	1,618,690
Halows Co. Ltd.	105,995	2,843,603
Kroger Co.	9,000	328,860
Kusuri No Aoki Holdings Co. Ltd.	42,554	2,990,344
MARR SpA	11,000	246,113
McColl's Retail Group PLC (a)	1,510	730
Metro, Inc. Class A (sub. vtg.)	1,484,996	68,042,936
Naked Wines PLC (a)	26,446	307,526
North West Co., Inc.	6,893	198,521
Olam International Ltd.	3,964	5,183
Qol Holdings Co. Ltd.	186,961	2,345,352
Sprouts Farmers Market LLC (a)	32,636	835,808
Sugi Holdings Co. Ltd.	3,153	242,339
Sundrug Co. Ltd.	230,610	7,860,026
Total Produce PLC	700,758	1,781,859
United Natural Foods, Inc. (a)(b)	41,521	1,530,464
Valor Holdings Co. Ltd.	24,320	520,046
Walgreens Boots Alliance, Inc.	823,018	43,702,256
Yaoko Co. Ltd.	57,675	3,678,239
		178,274,260
Food Products - 1.4%
Carr's Group PLC	159,264	343,124
Cranswick PLC	30,864	1,589,902
Darling Ingredients, Inc. (a)	4,672	324,470
Food Empire Holdings Ltd.	2,997,938	2,140,177
Fresh Del Monte Produce, Inc.	313,873	8,851,219
Inghams Group Ltd.	74,917	188,719
Ingredion, Inc.	63,066	5,890,995
Kaveri Seed Co. Ltd.	38,300	312,560
Lassonde Industries, Inc. Class A (sub. vtg.)	1,139	181,597
Mitsui Sugar Co. Ltd.	28,333	468,717
Namyang Dairy Products Co. Ltd.	631	181,692
Origin Enterprises PLC	570,940	2,663,281
Pacific Andes International Holdings Ltd. (a)(c)	3,104,000	29,171
Pacific Andes Resources Development Ltd. (a)(c)	176,886	1,462
Pickles Corp.	8,411	258,972
Rocky Mountain Chocolate Factory, Inc. (a)	56,605	342,460
S Foods, Inc.	28,738	854,593
Seaboard Corp.	3,148	11,263,513
Thai President Foods PCL	37,848	236,322
Tyson Foods, Inc. Class A	14,754	1,142,697
Ulker Biskuvi Sanayi A/S	10	27
		37,265,670
Household Products - 0.0%
Oil-Dri Corp. of America	406	14,182
Spectrum Brands Holdings, Inc.	2,841	250,406
Transaction Co. Ltd.	43,746	520,357
		784,945
Personal Products - 0.2%
Hengan International Group Co. Ltd.	91,811	595,112
Herbalife Nutrition Ltd. (a)	21,522	985,062
Nu Skin Enterprises, Inc. Class A	4,871	257,481
Sarantis SA	245,935	2,637,424
TCI Co. Ltd.	8,000	69,422
		4,544,501
Tobacco - 0.1%
Karelia Tobacco Co., Inc. (a)	100	36,789
KT&G Corp.	2,000	147,369
Scandinavian Tobacco Group A/S (d)	103,383	1,882,000
		2,066,158

TOTAL CONSUMER STAPLES		281,667,436

ENERGY - 4.5%
Energy Equipment & Services - 0.3%
AKITA Drilling Ltd. Class A (non-vtg.) (a)	100,651	72,879
Bristow Group, Inc. (a)	17,470	462,256
Cathedral Energy Services Ltd. (a)	81,653	19,929
Championx Corp. (a)	39,855	837,354
Geospace Technologies Corp. (a)	54,878	412,683
Helix Energy Solutions Group, Inc. (a)(b)	42,761	183,445
John Wood Group PLC	59,559	231,627
KS Energy Services Ltd. (a)(c)	810,548	7,918
Liberty Oilfield Services, Inc. Class A (a)	381,617	4,464,919
Oil States International, Inc. (a)	262,067	1,470,196
PHX Energy Services Corp.	96,600	274,282
Smart Sand, Inc. (a)	12,178	29,471
Tidewater, Inc. warrants 11/14/24 (a)	2,951	1,335
Total Energy Services, Inc. (a)	125,263	397,450
		8,865,744
Oil, Gas & Consumable Fuels - 4.2%
Adams Resources & Energy, Inc. (b)	9,030	239,295
Beach Energy Ltd.	1,135,750	1,115,529
Berry Petroleum Corp.	140,576	858,919
Bonanza Creek Energy, Inc.	112,877	3,735,100
China Petroleum & Chemical Corp.:
(H Shares)	744,000	366,945
sponsored ADR (H Shares)	7,176	352,987
CNX Resources Corp. (a)	87,211	1,170,372
Delek U.S. Holdings, Inc.	135,145	3,206,991
Denbury, Inc. (a)	10,250	557,703
Diamondback Energy, Inc.	52,795	4,314,935
Enterprise Products Partners LP	7,179	165,189
EQT Corp. (a)	579,202	11,062,758
Fuji Kosan Co. Ltd.	19,905	232,762
Great Eastern Shipping Co. Ltd.	365,452	1,553,991
Hankook Shell Oil Co. Ltd.	3,500	834,093
HollyFrontier Corp.	74,040	2,591,400
Iwatani Corp.	1,000	62,677
Kyungdong Invest Co. Ltd.	4,756	185,216
Marathon Oil Corp.	1,004,623	11,312,055
Marathon Petroleum Corp.	157,896	8,786,912
Murphy Oil Corp. (b)	1,049,625	17,770,151
NACCO Industries, Inc. Class A	33,576	776,613
Oil & Natural Gas Corp. Ltd.	4,283,669	6,255,875
Oil India Ltd.	553,900	913,256
Ovintiv, Inc.	151,339	3,621,542
Pioneer Natural Resources Co.	2,082	320,274
Range Resources Corp. (a)	17,900	175,778
Reliance Industries Ltd.	6,900	185,836
Southwestern Energy Co. (a)	2,844,033	12,144,021
Star Petroleum Refining PCL	743,206	224,274
Thai Oil PCL (For. Reg.)	36,343	69,128
Total SA sponsored ADR	138,953	6,152,839
Tsakos Energy Navigation Ltd.	22	204
Whiting Petroleum Corp. (a)	316,705	12,690,369
World Fuel Services Corp.	92,580	2,863,499
		116,869,488

TOTAL ENERGY		125,735,232

FINANCIALS - 14.3%
Banks - 2.3%
ACNB Corp.	9,244	254,210
Bank Ireland Group PLC	879,974	5,030,546
Bank of America Corp.	6,301	255,380
Bar Harbor Bankshares	21,984	630,061
Camden National Corp.	12,894	615,302
Cathay General Bancorp	62,159	2,516,196
Central Pacific Financial Corp.	9,843	265,269
Central Valley Community Bancorp	7,521	147,712
Codorus Valley Bancorp, Inc.	57,055	1,049,812
Comerica, Inc.	3,247	244,045
Community Trust Bancorp, Inc.	5,479	244,144
Dimeco, Inc.	2,318	85,766
Eagle Bancorp, Inc.	6,039	322,543
East West Bancorp, Inc.	41,180	3,135,857
Financial Institutions, Inc.	27,939	892,092
First Foundation, Inc.	9,135	217,413
First Hawaiian, Inc.	18,234	500,706
First of Long Island Corp.	13,014	277,068
FNB Corp., Pennsylvania	41,191	530,952
Glacier Bancorp, Inc.	5,682	334,954
Hanmi Financial Corp.	53,698	1,090,069
Hilltop Holdings, Inc.	6,702	235,910
Hope Bancorp, Inc.	176,099	2,643,246
Independent Bank Corp.	10,252	241,537
IndusInd Bank Ltd. (a)	19,300	243,664
LCNB Corp.	8,127	147,261
Meridian Bank/Malvern, PA	10,546	278,414
NIBC Holding NV (d)	18,309	154,084
OFG Bancorp	30,197	715,367
Popular, Inc.	8,428	623,335
Regions Financial Corp.	11,970	260,946
Sparebank 1 Sr Bank ASA (primary capital certificate)	90,014	1,165,727
Sparebanken More (primary capital certificate)	15,467	635,477
Sparebanken Nord-Norge	170,578	1,707,010
Sterling Bancorp	1,932	48,551
Synovus Financial Corp.	5,887	275,865
Texas Capital Bancshares, Inc. (a)	25,000	1,715,750
Unicaja Banco SA (d)	8,127	8,017
Van Lanschot NV (Bearer)	74,475	2,180,240
Wells Fargo & Co.	723,821	32,608,136
West Bancorp., Inc.	10,388	272,789
Zions Bancorp NA	2,700	150,660
		64,952,083
Capital Markets - 1.2%
AllianceBernstein Holding LP	31,996	1,379,348
Banca Generali SpA	3,489	133,474
CI Financial Corp.	198,975	3,198,752
Cowen Group, Inc. Class A	3,352	132,370
Daou Data Corp.	2,500	29,957
Diamond Hill Investment Group, Inc.	872	149,112
Donnelley Financial Solutions, Inc. (a)	4,459	136,267
Federated Hermes, Inc. Class B (non-vtg.)	33,400	961,920
Hamilton Lane, Inc. Class A	4,067	367,860
Lazard Ltd. Class A	121,310	5,457,737
LPL Financial	2,641	413,845
State Street Corp.	245,145	20,579,923
Virtu Financial, Inc. Class A	6,191	183,439
Waddell & Reed Financial, Inc. Class A	12,178	304,206
		33,428,210
Consumer Finance - 3.8%
Aeon Credit Service (Asia) Co. Ltd.	1,003,683	671,900
Cash Converters International Ltd.	1,389,741	246,235
Discover Financial Services	193,184	22,022,976
Encore Capital Group, Inc. (a)	4,363	171,640
H&T Group PLC	36,826	151,050
Navient Corp.	99,311	1,671,404
Nicholas Financial, Inc. (a)	16,143	168,049
OneMain Holdings, Inc.	5,177	294,416
Santander Consumer U.S.A. Holdings, Inc.	887,733	30,129,658
Synchrony Financial	1,128,644	49,366,889
		104,894,217
Diversified Financial Services - 0.1%
Far East Horizon Ltd.	116,914	133,956
Payfare, Inc. (a)	41,235	251,607
Ricoh Leasing Co. Ltd.	58,883	1,866,864
		2,252,427
Insurance - 6.6%
AEGON NV	3,631,613	16,830,083
AFLAC, Inc.	240,590	12,926,901
Allstate Corp.	2,945	373,426
American Financial Group, Inc.	2,028	249,160
ASR Nederland NV	44,935	1,966,981
Brighthouse Financial, Inc. (a)	13,381	626,097
Chubb Ltd.	1,270	217,919
Db Insurance Co. Ltd.	41,700	1,825,317
Employers Holdings, Inc.	42,074	1,703,156
FBD Holdings PLC (a)	8,936	84,228
First American Financial Corp.	3,145	202,853
Globe Life, Inc.	1,978	202,725
GoHealth, Inc. (a)	713	8,506
Hartford Financial Services Group, Inc.	7,000	461,720
Hiscox Ltd. (a)	21,207	237,818
Hyundai Fire & Marine Insurance Co. Ltd.	37,397	814,301
Lincoln National Corp.	428,771	27,497,084
MetLife, Inc.	729,304	46,405,614
National Western Life Group, Inc.	10,280	2,357,204
NN Group NV	94,642	4,729,974
Old Republic International Corp.	8,028	197,649
Primerica, Inc.	4,899	782,713
Principal Financial Group, Inc.	22,523	1,438,544
Prudential Financial, Inc.	93,375	9,371,115
Qualitas Controladora S.A.B. de CV	17,000	92,364
Reinsurance Group of America, Inc.	116,078	15,151,661
RenaissanceRe Holdings Ltd.	31,587	5,332,201
Selectquote, Inc.	7,311	227,591
Talanx AG	6,294	265,449
The Travelers Companies, Inc.	1,800	278,388
Unum Group	1,042,460	29,459,920
		182,318,662
Mortgage Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	548,425	4,979,699
Thrifts & Mortgage Finance - 0.1%
ASAX Co. Ltd.	32,944	206,484
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	10,558	1,085,996
Genworth Mortgage Insurance Ltd. (a)	314,687	664,228
Hingham Institution for Savings	406	123,481
Meta Financial Group, Inc.	6,086	299,796
		2,379,985

TOTAL FINANCIALS		395,205,283

HEALTH CARE - 11.2%
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (a)	12,599	2,125,199
Amgen, Inc.	170,578	40,877,312
Biogen, Inc. (a)	4,724	1,262,867
Cell Biotech Co. Ltd.	10,500	176,991
Essex Bio-Technology Ltd.	554,819	401,414
Gilead Sciences, Inc.	18,586	1,179,653
Regeneron Pharmaceuticals, Inc. (a)	11,582	5,574,417
United Therapeutics Corp. (a)	22	4,434
		51,602,287
Health Care Equipment & Supplies - 0.4%
Arts Optical International Holdings Ltd. (a)	1,484,303	149,047
Boston Scientific Corp. (a)	9,991	435,608
Hologic, Inc. (a)	2,842	186,293
Hoshiiryou Sanki Co. Ltd.	17,291	593,295
InBody Co. Ltd.	29,300	537,120
Integra LifeSciences Holdings Corp. (a)	4,439	328,841
Meridian Bioscience, Inc. (a)	2,100	41,118
Nakanishi, Inc.	37,342	766,042
Prim SA	88,302	1,082,843
ResMed, Inc.	3,479	653,948
St.Shine Optical Co. Ltd.	228,000	2,623,081
Techno Medica Co. Ltd.	2,082	30,976
Utah Medical Products, Inc.	20,679	1,804,450
Value Added Technology Co. Ltd.	29,900	814,157
Vieworks Co. Ltd.	23,600	793,504
		10,840,323
Health Care Providers & Services - 8.3%
AmerisourceBergen Corp.	1,232	148,826
Anthem, Inc.	151,699	57,553,084
Centene Corp. (a)	54,121	3,341,431
Cigna Corp.	3,586	892,950
CVS Health Corp.	167,529	12,799,216
DVx, Inc.	40,090	353,617
HCA Holdings, Inc.	1,117	224,584
Hi-Clearance, Inc.	112,000	543,067
Humana, Inc.	629	280,056
Laboratory Corp. of America Holdings (a)	5,755	1,530,082
Medica Sur SA de CV	20,518	33,425
MEDNAX, Inc. (a)(b)	144,771	3,810,373
Patterson Companies, Inc.	2,743	88,160
Quest Diagnostics, Inc.	2,300	303,324
Ship Healthcare Holdings, Inc.	8,161	213,863
Sinopharm Group Co. Ltd. (H Shares)	83,200	258,134
Tokai Corp.	28,514	627,470
Triple-S Management Corp. (a)	128,001	3,034,904
UDG Healthcare PLC (United Kingdom)	62,977	745,370
UnitedHealth Group, Inc.	307,310	122,555,229
Universal Health Services, Inc. Class B	121,791	18,075,002
WIN-Partners Co. Ltd.	154,146	1,386,454
		228,798,621
Health Care Technology - 0.0%
Schrodinger, Inc. (a)	15,736	1,199,713
Pharmaceuticals - 0.6%
Bliss Gvs Pharma Ltd.	247,098	338,006
Bristol-Myers Squibb Co.	2,840	177,273
China Medical System Holdings Ltd.	179,000	414,792
Consun Pharmaceutical Group Ltd.	98,000	58,035
Daewoong Co. Ltd.	8,000	259,685
Dai Han Pharmaceutical Co. Ltd.	18,400	677,898
Daito Pharmaceutical Co. Ltd.	27,465	872,024
Dawnrays Pharmaceutical Holdings Ltd.	3,980,384	814,755
DongKook Pharmaceutical Co. Ltd.	4,580	116,110
Faes Farma SA	9,000	37,503
FDC Ltd.	213,721	877,626
Fuji Pharma Co. Ltd.	52,052	570,100
Genomma Lab Internacional SA de CV (a)	208,872	208,697
Huons Co. Ltd.	26,100	1,764,460
Hypermarcas SA	800	5,105
Jazz Pharmaceuticals PLC (a)	1,268	208,459
Kaken Pharmaceutical Co. Ltd.	2,814	115,866
Korea United Pharm, Inc.	12,000	562,292
Kyung Dong Pharmaceutical Co. Ltd.	74,604	690,481
Lee's Pharmaceutical Holdings Ltd.	1,199,703	741,344
Luye Pharma Group Ltd. (d)	82,500	50,130
Recordati SpA	109,851	6,054,014
Syngen Biotech Co. Ltd.	18,000	74,074
Taro Pharmaceutical Industries Ltd. (a)	3,450	255,369
Viatris, Inc. (a)	75,072	998,458
Vivimed Labs Ltd. (a)	17,923	8,229
Whanin Pharmaceutical Co. Ltd.	652	12,215
Zhaoke Ophthalmology Ltd. (a)(d)	256,327	412,486
		17,375,486

TOTAL HEALTH CARE		309,816,430

INDUSTRIALS - 6.7%
Aerospace & Defense - 0.1%
Curtiss-Wright Corp.	11,427	1,461,513
Ultra Electronics Holdings PLC	9,393	262,298
Vectrus, Inc. (a)	4,378	229,188
		1,952,999
Air Freight & Logistics - 0.0%
Air T Funding warrants 8/30/21 (a)	137	21
Air T, Inc. (a)	54	1,230
Sinotrans Ltd. (H Shares)	1,324,608	605,369
		606,620
Airlines - 0.0%
Jet2 PLC (a)	8,542	175,951
JetBlue Airways Corp. (a)	10,949	222,922
Spirit Airlines, Inc. (a)	15,711	562,768
		961,641
Building Products - 0.1%
American Woodmark Corp. (a)	1,929	191,858
Builders FirstSource, Inc. (a)	6,461	314,457
Gibraltar Industries, Inc. (a)	3,875	355,958
Jeld-Wen Holding, Inc. (a)	42,422	1,237,450
Kondotec, Inc.	125,837	1,151,405
Nihon Flush Co. Ltd.	28,003	319,515
Owens Corning	3,430	332,058
		3,902,701
Commercial Services & Supplies - 0.5%
Acme United Corp.	1,420	63,474
Aeon Delight Co. Ltd.	6,273	191,421
AJIS Co. Ltd.	54,961	1,850,640
Asia File Corp. Bhd (a)	361,200	208,139
Calian Technologies Ltd.	12,359	583,386
Civeo Corp. (a)	67,298	1,111,763
CoreCivic, Inc.	308,782	2,399,236
CTS Co. Ltd.	306	2,369
Left Field Printing Group Ltd.	85,005	6,019
Lion Rock Group Ltd.	1,360,074	157,583
Matthews International Corp. Class A	15,555	643,666
Mears Group PLC (a)	75,160	202,409
Mitie Group PLC (a)	2,935,661	2,517,717
NICE Total Cash Management Co., Ltd.	121,311	718,138
Prosegur Compania de Seguridad SA (Reg.)	63,159	196,362
VICOM Ltd.	137,894	225,894
VSE Corp.	89,496	3,861,752
		14,939,968
Construction & Engineering - 0.5%
AECOM (a)	16,885	1,121,671
API Group Corp. (a)(d)	39,150	832,329
Arcadis NV	11,075	466,022
Argan, Inc.	2,232	111,935
Boustead Projs. Pte Ltd.	135,270	107,748
Boustead Singapore Ltd.	285,699	216,837
Comfort Systems U.S.A., Inc.	2,433	200,382
Construction Partners, Inc. Class A (a)	5,382	170,771
Daiichi Kensetsu Corp.	106,003	1,937,908
EMCOR Group, Inc.	9,146	1,095,691
Fluor Corp.	49,783	1,144,013
Geumhwa PSC Co. Ltd.	28,039	818,644
Granite Construction, Inc.	30,812	1,173,937
Kyeryong Construction Industrial Co. Ltd.	27,197	834,189
Meisei Industrial Co. Ltd.	90,625	634,350
Mirait Holdings Corp.	32,135	519,264
Nippon Rietec Co. Ltd.	71,623	1,143,583
Raiznext Corp.	99,138	1,044,083
Seikitokyu Kogyo Co. Ltd.	16,656	132,437
Severfield PLC	200,421	217,004
Shinnihon Corp.	128,856	995,100
Totetsu Kogyo Co. Ltd.	1,500	34,683
United Integrated Services Co.	20,200	176,014
Valmont Industries, Inc.	1,087	268,326
		15,396,921
Electrical Equipment - 0.9%
Acuity Brands, Inc.	51,688	9,589,158
Aichi Electric Co. Ltd.	25,078	631,023
AQ Group AB	53,725	2,284,671
Atkore, Inc. (a)	8,727	683,150
AZZ, Inc.	30,666	1,614,258
Chiyoda Integre Co. Ltd.	24,386	419,710
Generac Holdings, Inc. (a)	1,189	385,177
GrafTech International Ltd.	47,441	603,450
Hammond Power Solutions, Inc. Class A	29,756	268,231
I-Sheng Electric Wire & Cable Co. Ltd.	646,500	1,068,824
Korea Electric Terminal Co. Ltd.	58,736	3,902,497
Regal Beloit Corp.	1,014	146,452
Sensata Technologies, Inc. PLC (a)	24,113	1,392,285
Servotronics, Inc. (a)	10,444	84,805
TKH Group NV (depositary receipt)	14,859	710,282
Vitzrocell Co. Ltd.	3,800	48,762
		23,832,735
Industrial Conglomerates - 0.5%
DCC PLC (United Kingdom)	121,303	10,527,303
General Electric Co.	20,394	267,569
Lifco AB	4,524	486,839
Mytilineos SA	74,715	1,391,406
Reunert Ltd.	136,876	458,786
Rheinmetall AG	2,235	232,965
		13,364,868
Machinery - 1.7%
Aalberts Industries NV	558,062	30,225,398
Allison Transmission Holdings, Inc.	27,240	1,129,643
ASL Marine Holdings Ltd. (a)	3,346,887	95,571
Crane Co.	2,041	191,976
Daiwa Industries Ltd.	16,297	165,967
Ebara Jitsugyo Co. Ltd.	410	18,157
Estic Corp.	710	32,093
Haitian International Holdings Ltd.	506,507	2,063,783
Hokuetsu Industries Co. Ltd.	600	5,819
Hurco Companies, Inc.	9,913	340,512
Hyster-Yale Materials Handling Class A	16,584	1,340,816
Ihara Science Corp.	72,750	1,134,285
ITT, Inc.	4,823	454,857
JOST Werke AG (d)	7,060	465,136
Kyowakogyosyo Co. Ltd.	2,890	109,872
Luxfer Holdings PLC sponsored	13,321	294,527
Maruzen Co. Ltd.	98,112	2,001,919
Max Co. Ltd.	400	6,122
Miller Industries, Inc.	1,932	83,115
Mincon Group PLC	151,055	236,088
Mitsui Engineering & Shipbuilding Co. (a)	18,354	89,679
Nadex Co. Ltd.	49,059	320,506
Nippon Dry-Chemical Co. Ltd.	3,233	49,254
Nitchitsu Co. Ltd.	3,516	46,423
Park Ohio Holdings Corp.	25,077	910,546
Semperit AG Holding	28,129	1,274,942
SIMPAC, Inc.	125,000	524,243
Stabilus SA	3,479	271,871
Takamatsu Machinery Co. Ltd.	23,973	158,372
Tocalo Co. Ltd.	192,272	2,612,535
Trinity Industrial Corp.	68,865	532,445
		47,186,472
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)	5,707	247,341
Genco Shipping & Trading Ltd.	61,846	948,718
Kirby Corp. (a)	14,782	941,613
SITC International Holdings Co. Ltd.	70,381	268,649
Tokyo Kisen Co. Ltd.	50,929	282,861
		2,689,182
Professional Services - 0.3%
ABIST Co. Ltd.	159	4,293
Altech Corp.	600	11,013
Barrett Business Services, Inc.	700	51,331
CACI International, Inc. Class A (a)	257	65,499
Hito Communications Holdings, Inc.	2,000	37,844
Kelly Services, Inc. Class A (non-vtg.) (a)	12,927	323,821
Kforce, Inc.	3,654	204,770
McMillan Shakespeare Ltd.	119,678	1,023,353
Nielsen Holdings PLC	74,290	1,905,539
Persol Holdings Co. Ltd.	18,018	331,212
Quick Co. Ltd.	3,200	36,278
Robert Half International, Inc.	2,284	200,101
SaraminHR Co. Ltd.	2,000	62,417
Science Applications International Corp.	7,781	695,777
SHL-JAPAN Ltd.	17,312	450,026
Synergie SA (a)	10,193	465,672
TrueBlue, Inc. (a)	49,818	1,409,849
WDB Holdings Co. Ltd.	2,000	42,675
Will Group, Inc.	31,034	288,503
World Holdings Co. Ltd.	13,581	345,831
		7,955,804
Road & Rail - 0.7%
Alps Logistics Co. Ltd.	175,492	1,502,978
Chilled & Frozen Logistics Holdings Co. Ltd.	83,581	1,262,624
Daqin Railway Co. Ltd. (A Shares)	3,066,746	3,259,321
Hamakyorex Co. Ltd.	118,813	3,342,941
Higashi Twenty One Co. Ltd.	15,621	89,046
Knight-Swift Transportation Holdings, Inc. Class A	16,991	800,616
Ryder System, Inc.	3,025	241,516
Sakai Moving Service Co. Ltd.	93,360	4,254,120
STEF-TFE Group	300	33,615
Trancom Co. Ltd.	52,680	4,087,532
Universal Logistics Holdings, Inc.	1,713	42,842
		18,917,151
Trading Companies & Distributors - 1.2%
AddTech AB (B Shares)	235,885	4,123,888
Alconix Corp.	143,773	1,975,909
Applied Industrial Technologies, Inc.	4,000	382,640
Chori Co. Ltd.	26,429	362,737
GMS, Inc. (a)	8,019	350,510
Goodfellow, Inc.	46,851	419,282
HERIGE	4,562	208,417
Houston Wire & Cable Co. (a)	16,046	84,242
Itochu Corp.	327,271	10,205,321
Jalux, Inc.	1,313	19,667
Lumax International Corp. Ltd.	158,000	416,132
Meiwa Corp.	130,981	560,885
Mitani Shoji Co. Ltd.	59,524	3,877,856
MRC Global, Inc. (a)	141,211	1,330,208
MSC Industrial Direct Co., Inc. Class A	2,050	184,828
Nishikawa Keisoku Co. Ltd.	11	476
NOW, Inc. (a)	66,860	656,565
Otec Corp.	7,460	163,070
Parker Corp.	136,827	630,989
Richelieu Hardware Ltd.	55,506	1,939,086
Rush Enterprises, Inc. Class A	5,678	280,266
Senshu Electric Co. Ltd.	54,966	1,709,986
Tanaka Co. Ltd.	1,977	11,993
TECHNO ASSOCIE Co. Ltd.	19,132	185,386
Totech Corp.	71,779	1,923,696
Yamazen Co. Ltd.	3,473	31,015
		32,035,050
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	728,833	511,363
Isewan Terminal Service Co. Ltd.	95,794	624,953
Meiko Transportation Co. Ltd.	61,830	672,668
Qingdao Port International Co. Ltd. (H Shares) (d)	1,035,277	637,073
Winas Ltd. (c)	1,396,900	8,398
		2,454,455

TOTAL INDUSTRIALS		186,196,567

INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 0.0%
Casa Systems, Inc. (a)	40,700	319,292
Electronic Equipment & Components - 5.5%
A&D Co. Ltd.	44,453	526,326
Alviva Holdings Ltd.	612,728	536,150
Amphenol Corp. Class A	8,712	586,666
Arrow Electronics, Inc. (a)	3,980	453,999
Avnet, Inc.	5,481	240,726
CDW Corp.	6,518	1,162,355
CONEXIO Corp.	22	279
Daido Signal Co. Ltd.	6,307	37,511
Daiwabo Holdings Co. Ltd.	3,700	57,858
Dynapack International Technology Corp.	249,000	1,051,422
Elematec Corp.	188,023	2,114,377
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,737,000	48,720,415
IDIS Holdings Co. Ltd.	48,087	571,911
Image Sensing Systems, Inc.	3,939	25,682
Insight Enterprises, Inc. (a)	34,543	3,467,081
Keysight Technologies, Inc. (a)	8,930	1,289,046
Kingboard Chemical Holdings Ltd.	6,050,299	35,829,391
Kingboard Laminates Holdings Ltd.	172,551	431,391
Kitron ASA	146,290	353,247
Methode Electronics, Inc. Class A	23,422	1,052,350
Muramoto Electronic Thailand PCL (For. Reg.)	86,890	797,770
Nippo Ltd.	52,036	259,490
PAX Global Technology Ltd.	1,034,820	1,143,028
Redington India Ltd. (a)	2,089,461	5,034,965
Restar Holdings Corp.	69,713	1,232,368
ScanSource, Inc. (a)	124,688	3,769,318
Shibaura Electronics Co. Ltd.	38,505	1,240,165
Sigmatron International, Inc. (a)	12,208	62,383
Simplo Technology Co. Ltd.	432,000	5,797,101
SYNNEX Corp.	202,120	24,496,944
Test Research, Inc.	8,000	18,551
Tomen Devices Corp.	39,921	1,433,708
Tripod Technology Corp.	103,000	512,328
VSTECS Holdings Ltd.	7,259,664	7,187,000
Wayside Technology Group, Inc.	26,304	644,448
		152,137,750
IT Services - 4.2%
ALTEN	40,780	5,103,789
Amdocs Ltd.	339,140	26,025,604
Argo Graphics, Inc.	60,690	1,707,583
CDS Co. Ltd.	400	5,571
Computer Services, Inc.	19,921	1,215,181
Concentrix Corp. (a)	206,742	32,123,572
CSE Global Ltd.	2,508,532	1,074,479
Data Applications Co. Ltd.	1,034	16,510
Densan System Co. Ltd.	600	17,870
Dimerco Data System Corp.	30,000	78,368
DTS Corp.	27,786	652,128
DXC Technology Co.	50,990	1,678,081
E-Credible Co. Ltd.	20,175	383,373
eClerx Services Ltd.	125,131	2,105,117
EOH Holdings Ltd. (a)	473,448	253,659
EPAM Systems, Inc. (a)	2,341	1,071,593
Estore Corp.	9,779	193,629
ExlService Holdings, Inc. (a)	12,249	1,131,563
Gabia, Inc.	71,800	956,666
Global Dominion Access SA (d)	387	1,908
Global Payments, Inc.	4,696	1,007,902
Indra Sistemas SA (a)	960,628	10,007,339
Information Planning Co. Ltd.	300	8,205
Know IT AB	115,855	4,290,394
Nice Information & Telecom, Inc.	21,880	616,321
Paya Holdings, Inc. (a)	44,939	501,519
Societe Pour L'Informatique Industrielle SA	101,766	3,119,878
Softcreate Co. Ltd.	43,603	988,638
Sysage Technology Co. Ltd.	27,000	41,691
TDC Soft, Inc.	9,592	93,384
The Western Union Co.	649,821	16,739,389
TravelSky Technology Ltd. (H Shares)	77,393	169,975
Verra Mobility Corp. (a)	65,657	882,430
WNS Holdings Ltd. sponsored ADR (a)	5,083	368,162
		114,631,471
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Energy Industries, Inc.	14,111	1,556,584
ASM Pacific Technology Ltd.	14,477	219,548
Axell Corp.	10,919	103,305
Boe Varitronix Ltd.	227,250	115,852
CMC Materials, Inc.	5,551	1,018,220
FormFactor, Inc. (a)	12,249	479,548
Leeno Industrial, Inc.	100	14,576
Melexis NV	10,230	1,114,291
Miraial Co. Ltd.	12,127	148,800
MKS Instruments, Inc.	7,269	1,301,951
Powertech Technology, Inc.	738,000	2,944,605
Renesas Electronics Corp. (a)	37,425	436,608
Semtech Corp. (a)	11,150	755,301
Synaptics, Inc. (a)	2,775	388,139
Systems Technology, Inc.	21,500	369,138
Topco Scientific Co. Ltd.	37,000	180,730
Trio-Tech International (a)	14,156	67,524
		11,214,720
Software - 1.6%
AdaptIT Holdings Ltd. (a)	190,224	91,554
Altair Engineering, Inc. Class A (a)	12,465	810,225
ANSYS, Inc. (a)	78,796	28,812,545
Aspen Technology, Inc. (a)	4,190	548,220
Cerence, Inc. (a)(b)	8,256	795,961
Cresco Ltd.	13,094	198,285
Cyient Ltd.	300,000	2,985,821
Digital Turbine, Inc. (a)	10,355	781,078
Ebix, Inc. (b)	66,967	2,016,376
Focus Systems Corp.	1,000	8,284
ICT Group NV	36,312	624,282
InfoVine Co. Ltd.	2,756	53,356
KSK Co., Ltd.	32,408	667,197
Manhattan Associates, Inc. (a)	9,731	1,335,482
Micro Focus International PLC sponsored ADR	4	28
NetGem SA (a)	58,035	85,820
Nippon Systemware Co. Ltd.	600	10,939
Nucleus Software Exports Ltd. (a)	35,047	252,648
Open Text Corp.	5,552	261,441
Pegasystems, Inc.	4,637	588,621
Pro-Ship, Inc.	41,359	530,942
Sinosoft Tech Group Ltd.	84,000	19,573
SPS Commerce, Inc. (a)	11,340	1,161,670
System Research Co. Ltd.	1,200	22,037
Telos Corp.	14,983	497,136
Vitec Software Group AB	3,032	143,442
Zensar Technologies Ltd.	259,000	924,363
		44,227,326
Technology Hardware, Storage & Peripherals - 3.1%
Compal Electronics, Inc.	1,760,000	1,574,521
Dell Technologies, Inc. (a)	2,032	199,807
HP, Inc.	176,824	6,031,467
MCJ Co. Ltd.	6,600	60,027
Samsung Electronics Co. Ltd.	3,300	240,503
Seagate Technology LLC	809,370	75,141,911
Super Micro Computer, Inc. (a)	71,915	2,662,293
		85,910,529

TOTAL INFORMATION TECHNOLOGY		408,441,088

MATERIALS - 3.7%
Chemicals - 1.8%
Axalta Coating Systems Ltd. (a)	21,349	680,820
Birla Carbon Thailand PCL (For. Reg.)	857,749	1,294,196
C. Uyemura & Co. Ltd.	30,600	2,108,317
Chase Corp.	37,899	4,488,758
Core Molding Technologies, Inc. (a)	51,542	567,477
Deepak Fertilisers and Petrochemicals Corp. Ltd. (a)	80,059	281,998
EcoGreen International Group Ltd.	3,903,167	974,818
Element Solutions, Inc.	14,013	306,604
FMC Corp.	79,064	9,348,527
Fujikura Kasei Co., Ltd.	166,351	808,238
Fuso Chemical Co. Ltd.	10,144	365,700
Gujarat Narmada Valley Fertilizers Co.	402,542	1,966,914
Gujarat State Fertilizers & Chemicals Ltd.	2,309,887	2,946,038
Honshu Chemical Industry Co. Ltd.	56,390	941,123
Huntsman Corp.	13,643	391,145
Innospec, Inc.	40,128	3,908,868
KPX Holdings Corp.	4,873	290,651
Kraton Performance Polymers, Inc. (a)	2,642	94,478
Miwon Chemicals Co. Ltd.	3,008	209,270
Miwon Commercial Co. Ltd.	4,300	832,484
Muto Seiko Co. Ltd.	15,797	96,265
Nihon Parkerizing Co. Ltd.	21,327	206,069
Nippon Soda Co. Ltd.	23,456	681,424
SK Kaken Co. Ltd.	4,006	1,484,518
Soken Chemical & Engineer Co. Ltd.	40,990	781,994
T&K Toka Co. Ltd.	99,904	692,902
Thai Rayon PCL:
(For. Reg.)	259,441	251,945
NVDR	106	103
The Chemours Co. LLC	33,602	1,014,780
The Mosaic Co.	121,285	4,266,806
Trinseo SA	8,272	512,120
Yara International ASA	132,404	6,914,466
Yip's Chemical Holdings Ltd.	2,025,877	1,155,371
		50,865,187
Construction Materials - 0.3%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	43,522	420,650
Buzzi Unicem SpA	76,776	2,050,071
Mitani Sekisan Co. Ltd.	109,645	3,822,376
RHI Magnesita NV	8,094	507,491
West China Cement Ltd.	180,685	32,100
		6,832,688
Containers & Packaging - 0.4%
Berry Global Group, Inc. (a)	4,056	258,043
Chuoh Pack Industry Co. Ltd.	25,780	262,305
International Paper Co.	2,031	117,798
Kohsoku Corp.	106,921	1,364,762
Mayr-Melnhof Karton AG	1,203	249,633
Packaging Corp. of America	2,503	369,568
Samhwa Crown & Closure Co. Ltd.	2,820	102,634
Silgan Holdings, Inc.	14,098	594,513
The Pack Corp.	119,579	2,980,448
WestRock Co.	64,620	3,602,565
		9,902,269
Metals & Mining - 1.1%
Anglo American PLC (United Kingdom)	18,800	797,087
Arconic Rolled Products Corp. (a)	109	3,117
Chubu Steel Plate Co. Ltd.	30,664	223,057
Cleveland-Cliffs, Inc.	1,004,817	17,946,032
Commercial Metals Co.	9,083	265,405
Compania de Minas Buenaventura SA sponsored ADR (a)	179,621	1,745,916
Freeport-McMoRan, Inc.	406	15,310
Gatos Silver, Inc.	62,471	717,167
Glencore Xstrata PLC	40,000	162,937
Granges AB	22,931	307,713
Hill & Smith Holdings PLC	62,605	1,272,701
Kirkland Lake Gold Ltd.	29,381	1,091,673
Newmont Corp.	406	25,338
Orvana Minerals Corp. (a)	43,603	9,578
Perenti Global Ltd.	913,720	767,234
Reliance Steel & Aluminum Co.	1,573	252,168
Sandfire Resources NL	126,000	652,271
Teck Resources Ltd. Class B (sub. vtg.)	33,654	712,151
Tohoku Steel Co. Ltd.	38,504	579,551
Tokyo Tekko Co. Ltd.	46,788	814,263
Warrior Metropolitan Coal, Inc.	112,681	1,785,994
Webco Industries, Inc. (a)	496	56,048
		30,202,711
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	18,904	1,245,396
Schweitzer-Mauduit International, Inc.	4,566	208,529
Stella-Jones, Inc.	43,258	1,808,942
Western Forest Products, Inc.	136,334	235,145
		3,498,012

TOTAL MATERIALS		101,300,867

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.0%
CubeSmart	4,264	180,538
NSI NV	537	21,822
NSI NV rights (a)(e)	537	723
Reysas Gayrimenkul Yatirim Ortakligi A/S (a)	5,632	3,000
		206,083
Real Estate Management & Development - 0.2%
Anabuki Kosan, Inc.	4,879	91,384
Century21 Real Estate Japan Ltd.	9,712	94,996
Jones Lang LaSalle, Inc. (a)	11,731	2,204,372
LSL Property Services PLC (a)	94,536	535,292
Midland Holdings Ltd. (a)	34	5
Midland IC&I Ltd. (a)	28	1
Realogy Holdings Corp. (a)	16,241	280,644
Relo Group, Inc.	16,596	341,669
Selvaag Bolig ASA	47,583	349,270
Servcorp Ltd.	70,023	191,495
Sino Land Ltd.	149,617	222,275
Tejon Ranch Co. (a)	31,964	505,670
Wing Tai Holdings Ltd.	120,644	174,065
		4,991,138

TOTAL REAL ESTATE		5,197,221

UTILITIES - 1.9%
Electric Utilities - 1.7%
Exelon Corp.	24,454	1,098,963
NRG Energy, Inc.	4,770	170,861
PG&E Corp. (a)	2,196,091	24,859,750
PPL Corp.	694,212	20,222,396
		46,351,970
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	9,900	557,732
China Resource Gas Group Ltd.	14,420	78,247
GAIL India Ltd.	85,300	158,033
Hokuriku Gas Co.	12,419	353,400
K&O Energy Group, Inc.	18,946	247,725
Keiyo Gas Co. Ltd.	8,749	271,380
Star Gas Partners LP	15,232	161,307
		1,827,824
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	1,472,500	2,621,054
Vistra Corp.	8,835	149,046
		2,770,100
Multi-Utilities - 0.0%
CMS Energy Corp.	13,237	852,330
Water Utilities - 0.0%
Manila Water Co., Inc. (a)	416,213	126,979

TOTAL UTILITIES		51,929,203

TOTAL COMMON STOCKS
(Cost $1,877,621,445)		2,517,326,175

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Qurate Retail, Inc. 8.00%	1,321	138,362
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Namyang Dairy Products Co. Ltd.	400	54,190
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%	198	5,035
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	9,814	214,338

TOTAL INDUSTRIALS		219,373

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $413,522)		411,925
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 10/15/22 (Cost $0)(c)(f)	388,666	0
	Shares	Value

Money Market Funds - 9.5%
Fidelity Cash Central Fund 0.04% (g)	254,432,938	254,483,824
Fidelity Securities Lending Cash Central Fund 0.04% (g)(h)	8,349,518	8,350,353
TOTAL MONEY MARKET FUNDS
(Cost $262,834,176)		262,834,177
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $2,140,869,143)		2,780,572,277
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(15,452,408)
NET ASSETS - 100%		$2,765,119,869

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,311,202 or 0.2% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing - Security is in default.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$83,158
Fidelity Securities Lending Cash Central Fund	171,797
Total	$254,955

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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